Lease obligations (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Operating cash flows from operating leases | $	$ 196,000		$ 195,000
Right-of-use asset obtained in exchange for new operating lease obligations | $	$ 0		$ 0		$ 460,000
ZHEJIANG TIANLAN
Finance cash flows from finance leases | ¥		¥ 0		¥ 11,263
Right-of-use assets obtained in exchange for lease obligations (noncash): Finance leases | ¥		¥ 0		¥ 0